Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 33.68%
iShares 0-3 Month Treasury Bond ETF		998	$99,850
Schwab Short-Term U.S. Treasury ETF		1,966	97,396
SPDR Portfolio Short Term Treasury ETF		1,642	48,685
Vanguard Short-Term Treasury ETF		1,643	97,364
TOTAL EXCHANGE TRADED FUNDS (Cost $345,695)			343,295

	Contracts	Notional Amount
PURCHASED OPTIONS - 133.64% (a)(b)
CALL OPTIONS - 125.15%
iShares Russell 2000 ETF, Expires 3/10/2023, Strike Price $199.92	50	$1,026,350	117,587
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.45	23	1,038,772	1,026,133
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.50	23	1,038,772	131,801
			1,275,521
PUT OPTIONS - 8.49%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.13	83	1,003,802	29,876
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.64	23	1,038,772	2,496
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.56	74	977,392	54,177
			86,549
TOTAL PURCHASED OPTIONS (Cost $1,257,792)			1,362,070

Total Investments (Cost $1,603,487) - 167.32%			1,705,365
Liabilities in Excess of Other Assets - (67.32)%			(686,147)
TOTAL NET ASSETS - 100.00%			$1,019,218

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	3/10/2023	$215.32	50	$(1,026,350)	$(75,897)
SPDR S&P 500® Trust ETF	3/10/2023	$170.64	23	(1,038,772)	(649,694)
SPDR S&P 500® Trust ETF	3/10/2023	$458.25	23	(1,038,772)	(81,484)
					(807,075)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.14	83	(1,003,802)	(47,631)
SPDR S&P 500® Trust ETF	3/10/2023	$382.95	23	(1,038,772)	(37,096)
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.27	74	(977,392)	(80,277)
					(165,004)
Total Options Written (Premiums Received $889,924)					$(972,079)

(a) Exchange-Traded